Performance Management - Morgan Stanley Long Duration Government Opportunities Fund - Classes A, L, I, and C - Long Duration Government Opportunities Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes and a custom benchmark. The additional index(es) in the table provide a means to compare the Fund’s average annual total returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-869-6397.
Effective May 31, 2023, the Fund’s principal investment strategies changed. The performance information in the bar chart and table prior to that date reflects the Fund’s prior principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A shares’ performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes and a custom benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.
Bar Chart [Heading]	Annual Total Returns—Calendar Years1
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	16.80%
Low Quarter	12/31/24	-11.47%

Performance Table Heading	Average Annual Total Returns1(for the periods ended December 31, 2025)	[1]
Performance Table Does Reflect Sales Loads	The Fund’s returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception
Class A2
Return Before Taxes	9.81%	-1.60%	0.86%	2.91%
Return After Taxes on Distributions[3]	7.65%	-3.11%	-0.50%	1.39%
Return After Taxes on Distributions and Sale of Fund Shares	5.75%	-1.85%	0.07%	1.60%

	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception
Class L2
Return Before Taxes	13.10%	-1.26%	0.90%	2.62%
Class I2
Return Before Taxes	13.91%	-0.61%	1.54%	3.31%
Class C2
Return Before Taxes	11.54%	-1.75%	0.56%	0.47%[4]
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[5]	7.58%	0.06%	2.44%	4.44%[6]
Bloomberg U.S. Long Treasury Index (reflects no deduction for fees, expenses or taxes)[7]	5.59%	-7.23%	0.02%	4.87%[6]
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index (reflects no deduction for fees, expenses or taxes)[8]	5.59%	-2.81%	0.29%	3.48%[6]
[2],[3],[4],[5],[6],[7],[8]
Performance Table One Class of after Tax Shown [Text]	After-tax returns for the Fund’s other classes will vary from the Class A shares’ returns.
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund’s other classes will vary from the Class A shares’ returns. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.morganstanley.com/im
Performance Availability Phone [Text]	1-800-869-6397
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	16.80%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(11.47%)
Lowest Quarterly Return, Date	Dec. 31, 2024

[1]
1	During 2016, the Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the 2016 and 10 year and since inception (where applicable) returns before and after taxes for such periods would have been lower.

[2]
2	Class A, L and I shares commenced operations on July 28, 1997. Class C shares commenced operations on April 30, 2015.

[3]
3	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

[4]
4	Class C shares will generally automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[5]
5	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[6]
6	Since inception reflects the inception date of Class A shares.

[7]
7	The Bloomberg U.S. Long Treasury Index measures the performance of U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with a maturity greater than 10 years. Separate trading of registered interest and principal of securities (STRIPS) are excluded from the index because their inclusion would result in double-counting. It is not possible to invest directly in an index.

[8]
8	The Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index is a performance linked benchmark of the Fund’s old benchmark prior to May 31, 2023 and the Fund’s benchmark for the period after May 31, 2023. The Fund’s benchmark prior to May 31, 2023 represented by Bloomberg U.S. Government/Mortgage Index (an index that includes Treasuries, government related issues, and agency mortgage backed pass through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC) and the Fund’s benchmark for the period after May 31, 2023 represented by Bloomberg U.S. Long Treasury Index. It is not possible to invest directly in an index.